Consolidated Balance Sheets (USD $)	Jul. 03, 2011	Jan. 02, 2011
Current assets:
Cash and cash equivalents	$ 1,227,852	$ 2,797,452
Restricted cash	40,129	40,041
Accounts receivable, net	25,131	8,334
Inventories	119,849	118,324
Prepaid expenses and other current assets	88,938	78,310
Total current assets	1,501,899	3,042,461
Property and equipment:
Equipment	1,093,454	1,006,238
Furniture and fixtures	303,570	210,251
Leasehold improvements	1,743,720	1,722,654
Website development costs	69,485	27,050
Total property and equipment	3,210,229	2,966,193
Accumulated depreciation and amortization	2,044,368	1,863,148
Net fixed assets	1,165,861	1,103,045
Other assets:
Deferred financing costs, net	4,628	7,717
Goodwill	75,363	75,363
Other	84,728	84,382
Total other assets	164,719	167,462
Total assets	2,832,479	4,312,968
Current liabilities:
Current portion of long-term debt	450,000	450,000
Current portion of capital lease obligations	15,299	27,496
Accounts payable	216,366	279,102
Franchisee deposits	122,500	80,000
Accrued dividends	564,114	225,779
Accrued expenses and other current liabilities	242,814	165,632
Total current liabilities	1,611,093	1,228,009
Long-term liabilities:
Long-term debt	74,334	62,120
Warrant liability	642,277	1,451,669
Capital lease obligations	11,070	17,844
Other noncurrent liabilities	79,398	83,716
Long-term liabilities	807,079	1,615,349
Total liabilities	2,418,172	2,843,358
Commitments and contingencies
Stockholders' equity:
Preferred stock value	52	57
Common stock, $0.001 par value, 300,000,000 shares authorized, 44,815,976 and 40,487,294 shares issued and outstanding at April 3, 2011 and January 2, 2011 respectively	44,816	40,487
Additional paid-in capital	43,279,990	42,845,625
Accumulated deficit	(42,910,590)	(41,416,598)
Total stockholders' equity	414,307	1,469,610
Total liabilities and stockholders' equity	2,832,479	4,312,968
Series A Preferred Stock [Member]
Stockholders' equity:
Preferred stock value	52	57
Series B Preferred Stock [Member]
Stockholders' equity:
Preferred stock value	$ 39	$ 39